Securities - Gross unrealized losses and fair value in a continuous unrealized loss position (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 19,875,059	$ 8,970,200
Less than 12 Months, Unrealized Losses	(143,474)	(86,220)
12 Months or More, Fair Value	10,801,709	31,617,208
12 Months or More, Unrealized Losses	(222,327)	(792,838)
Fair Value	30,676,768	40,587,408
Unrealized Losses	(365,801)	(879,058)
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	8,591,014	2,955,829
Less than 12 Months, Unrealized Losses	(49,205)	(28,208)
12 Months or More, Fair Value	1,809,745	3,949,940
12 Months or More, Unrealized Losses	(36,545)	(110,530)
Fair Value	10,400,759	6,905,769
Unrealized Losses	(85,750)	(138,738)
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	5,843,754	2,061,203
Less than 12 Months, Unrealized Losses	(45,886)	(13,358)
12 Months or More, Fair Value	2,257,674	13,725,099
12 Months or More, Unrealized Losses	(54,906)	(197,173)
Fair Value	8,101,428	15,786,302
Unrealized Losses	(100,792)	(210,531)
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	5,440,291	3,953,168
Less than 12 Months, Unrealized Losses	(48,383)	(44,654)
12 Months or More, Fair Value	6,734,290	13,942,169
12 Months or More, Unrealized Losses	(130,876)	(485,135)
Fair Value	12,174,581	17,895,337
Unrealized Losses	$ (179,259)	$ (529,789)